UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23868

POPULAR U.S. GOVERNMENT MONEY MARKET FUND
Popular Center North Building, Second Level (Fine Arts),
209 Muñoz Rivera Avenue,
San Juan, Puerto Rico 00918

Angel M. Rivera, Principal Executive Officer
Popular Center North Building, Second Level (Fine Arts),
209 Muñoz Rivera Avenue,
San Juan, Puerto Rico 00918
(787) 754-4488

Date of fiscal year end: June 30

Date of reporting period: May 20, 2024 – June 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

(b)           Not applicable.

Popular U.S. Government Money Market Fund

MMTXX

: Class A Non-Withholding Shares

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund for the period of June 25, 2024 (commencement of investment operations), to June 30, 2024. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class A Non-Withholding Shares	$1	1.00%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Maturity Weightings

(% total investments)

Value	Value
Weekly	100.0%

Fund Statistics as of 6/30/2024

Total Net Assets	$225,980,319
# of Portfolio Holdings	3
Investment Advisory Fees Paid (Net of fees waived)	$6,105

Top Holdings as of 6/30/2024

(% of total investments)

U.S. Treasury Bill 07/05/24	52.11%
U.S. Treasury Bill 07/02/24	25.65%
Federal Home Loan Bank Discount Note 07/05/24	22.24%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://www.popularfunds.com/us-government-money-market-fund.

Popular U.S. Government Money Market Fund

Class A Non-Withholding Shares

Annual Shareholder Report - June 30, 2024

241A-MMTXX-24

Popular U.S. Government Money Market Fund

MMYXX

: Class A Withholding Shares

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund for the period of June 24, 2024 (commencement of investment operations), to June 30, 2024. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class A Withholding Shares	$2	1.00%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Maturity Weightings

(% total investments)

Value	Value
Weekly	100.0%

Fund Statistics as of 6/30/2024

Total Net Assets	$225,980,319
# of Portfolio Holdings	3
Investment Advisory Fees Paid (Net of fees waived)	$6,105

Top Holdings as of 6/30/2024

(% of total investments)

U.S. Treasury Bill 07/05/24	52.11%
U.S. Treasury Bill 07/02/24	25.65%
Federal Home Loan Bank Discount Note 07/05/24	22.24%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://www.popularfunds.com/us-government-money-market-fund.

Popular U.S. Government Money Market Fund

Class A Withholding Shares

Annual Shareholder Report - June 30, 2024

241A-MMYXX-24

Popular U.S. Government Money Market Fund

MMGXX

: Class I Institutional Non-Withholding Shares

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund for the period of May 20, 2024 (commencement of investment operations), to June 30, 2024. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class I Institutional Non-Withholding Shares	$11	1.00%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Maturity Weightings

(% total investments)

Value	Value
Weekly	100.0%

Fund Statistics as of 6/30/2024

Total Net Assets	$225,980,319
# of Portfolio Holdings	3
Investment Advisory Fees Paid (Net of fees waived)	$6,105

Top Holdings as of 6/30/2024

(% of total investments)

U.S. Treasury Bill 07/05/24	52.11%
U.S. Treasury Bill 07/02/24	25.65%
Federal Home Loan Bank Discount Note 07/05/24	22.24%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://www.popularfunds.com/us-government-money-market-fund.

Popular U.S. Government Money Market Fund

Class I Institutional Non-Withholding Shares

Annual Shareholder Report - June 30, 2024

241A-MMGXX-24

ITEM 2. CODE OF ETHICS.

(a)           As of the end of the period covered by this report, Popular U.S. Government Money Market Fund (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)           Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The Board of Directors has determined that has an "audit committee financial expert" as that term is defined in Item 3 of Form N-CSR.

(a)(2)    The audit committee financial expert, Mr. Enrique Vila de Coral is a non- “interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)           Audit Fees: Audit fees are fees related to the audit of and review of the Fund’s financial statements included in annual reports and registration statements and other services that are normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements (“Audit Fees”). The aggregate Audit Fees billed by Ernst & Young LLP (“EY”) for the fiscal year ended June 30, 2024, were $44,120.

(b)          Audit-Related Fees: Audit-related fees are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but are not reported as audit fees. There were no aggregate fees billed in each of the fiscal year ended June 30, 2024 for assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements.

(c)           Tax Fees: Tax fees are fees associated with tax compliance, tax advice and tax planning (“Tax Fees”). The aggregate Tax Fees billed for professional services for tax compliance billed by EY for the fiscal year ended June 30, 2024, were $11,000.

(d)          All Other Fees: Other fees are fees billed for products and services provided to the Fund other than the services reported in “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above (“Other Fees”). The aggregate Other Fees billed by EY for the fiscal year ended June 30, 2024, were $0.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's Audit Committee.

(e) (2) No services described in paragraphs (b) through (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        Not applicable

(g)       Non-Audit Fees: The aggregate non-audit fees for services rendered to the Registrant, its co-investment advisers and any entity controlling, controlled by or under common control with the co-advisers that provide ongoing services to the Registrant (“Non-Audit Fees”) billed by EY for the fiscal year ended June 30, 2024, were $4,317,334.

(h)       Not applicable.

(i)         Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)                 Included as part of the financial statements filed under Item 7(a).

(b)                Not applicable.

ITEM 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Popular U.S. Government
Money Market Fund
Annual Financial Statements and
Other Information
For the Period May 1, 2024
(Commencement of Operations)
Through June 30, 2024

TABLE OF CONTENTS
Schedule of Investments 3
Statement of Assets and Liabilities 4
Statement of Operations 5
Statement of Changes in Net Assets 6
Financial Highlights - Class A Non-Withholding Shares 7
Financial Highlights - Class A Withholding Shares 8
Financial Highlights - Class I Institutional Class Non-Withholding Shares 9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 15
Additional Information (Unaudited) 16

Popular U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS
June 30, 2024

See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 69.0%
Discount Note - 15.3%
$ 34,700,000 Federal Home Loan Bank Discount Note
(a)
5.25% 07/05/24 $ 34,679,797
U.S. Treasury Securities - 53.7%
40,000,000 U.S. Treasury Bill
(a)
5.20 07/02/24 39,994,222
81,300,000 U.S. Treasury Bill
(a)
5.21 07/05/24 81,253,027
121,247,249
Total U.S. Government & Agency Obligations 155,927,046
Investments, at value - 69.0% (At Amortized Cost)
(b)
$ 155,927,046
Other Assets & Liabilities, Net - 31.0% 70,053,273
Net Assets - 100.0% $ 225,980,319
(a) Zero coupon bond. Interest rate presented is yield to maturity.
(b) Also represents cost of investments for federal tax purposes. The 69.0% of investments at value excludes a $69 million U.S. Treasury Note that matured on Sunday, June 30, 2024.

Popular U.S. Government Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024

See Notes to Financial Statements.
ASSETS
Investments, at amortized cost $ 155,927,046
Cash 232,798
Receivables:
Investment securities sold 70,035,000
Deferred offering costs 449,030
Total Assets
226,643,874
LIABILITIES
Payables:
Distributions payable 168,871
Accrued Liabilities:
Investment Adviser fees 359,457
Trustees’ fees and expenses 6,000
Fund services fees 8,548
Other expenses 120,679
Total Liabilities
663,555
NET ASSETS
$ 225,980,319
COMPONENTS OF NET ASSETS
Paid-in capital $ 225,980,319
NET ASSETS
$ 225,980,319
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Class A Non-Withholding Shares 13,407,273
Class A Withholding Shares 212,472,903
Class I Institutional Non-Withholding Shares 100,143
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Class A Non-Withholding Shares (based on net assets of $13,407,273) $ 1.00
Class A Withholding Shares (based on net assets of $212,472,903) $ 1.00
Class Institutional Non-Withholding Shares (based on net assets of $100,143) $ 1.00

Popular U.S. Government Money Market Fund
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 2024 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Interest income $ 210,805
Total Investment Income
210,805
EXPENSES
Investment Adviser fees 10,447
Fund services fees 18,803
Transfer agent fees:
Class A Non-Withholding Shares 323
Class A Withholding Shares 323
Class I Institutional Non-Withholding Shares 323
Distribution fees:
Class A Non-Withholding Shares 497
Class A Withholding Shares 9,921
Custodian fees 12,000
Registration fees:
Class A Non-Withholding Shares 1,600
Class A Withholding Shares 30,149
Class I Institutional Non-Withholding Shares 15
Professional fees 75,821
Trustees' fees and expenses 6,000
Organization costs
95,445
Offering costs
89,807
Other expenses 36,509
Total Expenses 387,983
Fees waived
(346,193)
Net Expenses
41,790
NET INVESTMENT INCOME
169,015
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 169,015

Popular U.S. Government Money Market Fund
STATEMENT OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
* Commencement of operations.
May 1, 2024*
through
June 30, 2024
OPERATIONS
Net investment income $ 169,015
Increase in Net Assets Resulting from Operations
169,015
DISTRIBUTIONS TO SHAREHOLDERS
Class A Non-Withholding Shares (8,072)
Class A Withholding Shares (160,449)
Class I Institutional Non-Withholding Shares (494)
Decrease in Net Assets from Distribution to Shareholders
(169,015)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued:
Class A Non-Withholding Shares 13,407,273
Class A Withholding Shares 219,950,471
Reinvestment of distributions:
Class I Institutional Non-Withholding Shares 143
Cost of shares redeemed:
Class A Withholding Shares
(7,477,568)
Net Increase in Net Assets from Capital Share Transactions
225,880,319
Net Increase in Net Assets
225,880,319
NET ASSETS
Beginning of Period
100,000
End of Period
$ 225,980,319
SHARE TRANSACTIONS
Shares Issued:
Class A Non-Withholding Shares 13,407,273
Class A Withholding Shares 219,950,471
Shares Issued as Reinvestment of Distributions:
Class I Institutional Non-Withholding Shares 143
Shares Redeemed:
Class A Withholding Shares
(7,477,568)
Net Increase in Shares
225,880,319

Popular U.S. Government Money Market Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period.
June 25, 2024(a)
Through
June 30, 2024
CLASS A NON-WITHHOLDING SHARES
NET ASSET VALUE, Beginning of Period
$ 1.00
INVESTMENT OPERATIONS
Net investment income(b)(c) 0.00
Total from Investment Operations
0.00
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income(c) (0.00)
Total Distributions to Shareholders
(0.00)
NET ASSET VALUE, End of Period
$ 1.00
TOTAL RETURN
0.07%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (in thousands) $ 13,407
Ratios to Average Net Assets:
Net investment income 4.06%(e)
Net expenses 1.00%(e)
Gross expenses (f) 7.71%(e)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

Popular U.S. Government Money Market Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period.
June 24, 2024(a)
Through
June 30, 2024
CLASS A WITHHOLDING SHARES
NET ASSET VALUE, Beginning of Period
$ 1.00
INVESTMENT OPERATIONS
Net investment income(b)(c) 0.00
Total from Investment Operations
0.00
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income(c) (0.00)
Total Distributions to Shareholders
(0.00)
NET ASSET VALUE, End of Period
$ 1.00
TOTAL RETURN
0.08%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (in thousands) $ 212,473
Ratios to Average Net Assets:
Net investment income 4.04%(e)
Net expenses 1.00%(e)
Gross expenses (f) 6.73%(e)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

Popular U.S. Government Money Market Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period.
May 20, 2024(a)
Through
June 30, 2024
CLASS I INSTITUTIONAL NON-WITHHOLDING SHARES
NET ASSET VALUE, Beginning of Period
$ 1.00
INVESTMENT OPERATIONS
Net investment income(b) 0.01
Total from Investment Operations
0.01
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.01)
Total Distributions to Shareholders
(0.01)
NET ASSET VALUE, End of Period
$ 1.00
TOTAL RETURN
0.49%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (in thousands) $ 100
Ratios to Average Net Assets:
Net investment income 4.30%(d)
Net expenses 1.00%(d)
Gross expenses(e) 919.62%(d)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Popular U.S. Government Money Market Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Note 1. Organization
Popular U.S. Government Money Market Fund, LLC (the “Fund” or the “Registrant”) is a Puerto Rico limited liability company and is treated as a foreign corporation for U.S. federal income tax purposes under Part I of Subchapter M of Chapter I of the
Internal Revenue Code of 1986, as amended, (the “U.S. Code”) commencing with its taxable year ending June 30, 2024. The Fund is organized as a continuously offered, diversified, open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “Act”). The Fund was organized under the laws of Puerto Rico on August 17, 2022. The
Fund operates in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax under the Puerto Rico
Internal Revenue Code of 2011, as amended (the “PR Code”), and the Puerto Rico Municipal Code, as amended (the “Municipal
Code”), as a registered investment company. The Fund’s investment objective is to seek to provide current income consistent with preservation of capital and liquidity. Under its Third Amended and Restated Limited Liability Company Agreement, the Fund is
authorized to issue an unlimited number of shares of beneficial interest without par value. The Fund’s first registration statement became effective on May 1, 2024 (commencement of operations). The Fund currently offers Class A Withholding Shares, Class A
Non-Withholding Shares, Class I Institutional Withholding Shares, and Class I Institutional Non-Withholding Shares. Each share class represents an ownership interest in the same investment portfolio of securities. Class I-Institutional Non-Withholding Shares,
Class A Withholding Shares and Class A Non-Withholding Shares commenced operations on May 20, 2024, June 24, 2024 and June
25, 2024, respectively. Class I Institutional Withholding Shares have not commenced operations.
The Fund operates as a “government money market fund,” as defined in Rule 2a-7 under the Act. As a government money market fund, the Fund: (1) is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price, and (2) must invest at least 99.5% of its total assets in cash, “government securities” (as defined in Rule 2a-7) and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities).
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of income and expenses in net assets from operations during the period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Fair Value Measurements
Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.
GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.
The hierarchy is broken down into three levels based on the reliability of inputs as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.
Level 2 – Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets

Popular U.S. Government Money Market Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.
Level 3 – Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.
The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally‐developed models that primarily use market‐based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.
The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized on a sale.
On August 4, 2022, the Board of Directors of the Fund appointed Popular Asset Management LLC, a subsidiary of Popular, Inc., as the Fund’s valuation designee within the meaning of 1940 Act Rule 2a-5 (the “Valuation Designee”). The Valuation Designee
is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the net asset value of the Fund. In addition, the Valuation Designee is responsible for determining:
-The fair valuation of all securities for which no price or value is available at the time the Fund’s net asset value is calculated on a particular day.
-The fair valuation of portfolio instruments for which the prices or values available do not, in the judgment of the investment adviser, represent the fair valuation of such portfolio instruments.
Securities are valued at amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
In valuing the Fund’s assets as of June 30, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Puerto Rico Taxation of the Fund
Income Taxes. The Fund should be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least
90% of its net income for the taxable year within the time period provided by the PR Code (the “90% Distribution Requirement”).
In determining its net income for purposes of the 90% Distribution Requirement, the Fund shall not take into account capital gains and losses and certain items of income (including interest) that are exempt from taxation under the PR Code. The Fund intends to meet the 90% Distribution Requirement to be exempt from Puerto Rico income tax.
Property Taxes. Under the provisions of the Municipal Code, the Fund will be subject to property taxes. However, property of the
Fund that consists of repurchase agreements, obligations of the Government of Puerto Rico or the U.S. Government and stocks of domestic or foreign corporations are exempt from property taxes imposed by the Municipal Code.
Municipal License Taxes. Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by the Puerto Rico municipalities. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. The municipality of San Juan may disagree with the holding of PR Treasury

Popular U.S. Government Money Market Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Determination 19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.
United States Taxation of the Fund
Income Taxes. For purposes of the U.S. Code, the Fund is treated as a foreign corporation. Based on certain representations made by the Fund, the Fund should not be treated as engaged in a trade or business with the United States for purposes of the Code. The
Fund is not expected to be engaged in a U.S. trade or business for U.S. federal income tax purposes. As a foreign corporation not engaged in a U.S. trade or business, the Fund should generally not be subject to U.S. federal income tax on gains derived from the sale or exchange of personal property or any other income from sources outside the U.S. However, if it is determined that the Fund is engaged in a trade or business within the United States for purposes of the U.S. Code, and the Fund has taxable income that is effectively connected with such U.S. trade or business, the Fund will be subject to the regular U.S. corporate income tax on its effectively connected taxable income, and possibly to a 30% branch profits tax and state and local taxes as well.
Interest received by the Fund from U.S. sources on certain registered obligations (“Portfolio Interest”) and gains derived by the
Fund from the sale or exchange of personal property (other than a “United States Real Property Interest”, as such term is defined in the U.S. Code) are not subject to U.S. federal income tax. It is the intent of the Fund’s management to derive only U.S. source interest income considered to be Portfolio Interest with respect to its investments in U.S. fixed-income securities. Moreover, as a foreign corporation not engaged in trade or business in the U.S., the Fund should only be subject to U.S. federal income taxation if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund should be subject to withholding of U.S. federal income tax at a 30% rate on certain types of U.S. source income. Dividends from sources within the United States may qualify for a reduced 10% rate if certain conditions are met.
U.S. Foreign Account Tax Compliance Act (“FATCA”). The U.S. Internal Revenue Code imposes a 30% withholding tax upon most payments of U.S. source income made to certain “foreign financial institutions” or “non-financial foreign entities” (including
“non-financial foreign territory entities”), unless certain certification and reporting requirements are satisfied. Payments on certain grandfathered obligations are not subject to the referenced 30% withholding. The IRS has released proposed regulations, which taxpayers may rely on, that eliminate the withholding tax under FATCA on payments of proceeds from the sale of property that could give rise U.S. source interest or dividends.
Regulations issued by the U.S. Department of the Treasury and the IRS (the “FATCA Regulations”) treat the Fund as a “territory non-financial foreign entity.” Under this classification, the Fund could be required to provide to the payors of such income (except with respect to certain grandfathered obligations) certain information with respect to its investors. The payors, in turn, would be required to disclose such information to the IRS. Under the FATCA Regulations, the Fund would not have to provide the required information if it is wholly owned directly or indirectly by investors who are individual bona fide residents of Puerto Rico for purposes of Section 933 of the U.S. Code, otherwise it will have to provide the information with respect to direct and indirect substantial U.S. owners of the Fund. However, the Fund has elected to register as a direct reporting non-financial foreign entity, and as such, it is required to provide such information directly to the IRS by filing Form 8966 with the IRS.
If the Fund is unable to obtain such information from any such investor or otherwise fails or is unable to comply with the requirements of the U.S. Code, the FATCA Regulations or any other implementing rules, certain payments to the Fund may be subject to a 30%
withholding tax. By making an investment in the Fund, each investor agrees to provide all information and certifications necessary to enable the Fund to comply with these requirements.  To ensure that the investors that acquire shares after the date hereof will have the obligation to timely provide the Fund the information required to comply with the U.S. Code, by making an investment in shares, each investor agrees to provide all information and certifications necessary to enable the Fund to comply with these requirements and authorizes the Fund to redeem the shares of any investor that fails to timely provide such information or certifications. In addition, any investor that fails to timely provide the requested information or certifications will be required to indemnify the Fund for the entirety of the 30% percent tax withheld on all of the Fund’s income as a result of such investor’s failure to provide the information.
Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. The
Fund will distribute net realized capital gains (including net short-term capital gains), if any, at least annually; however, the Fund does not expect to realize any long-term capital gains and losses.

Popular U.S. Government Money Market Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gains or Losses – The Fund uses the fair value of shares outstanding method for allocating income, fund‐level expenses, and realized gains or losses. Under this method, each class of shares participates based on the total net asset value of its shares in proportion to the total net assets of the Fund. Class‐level expenses are charged directly to the individual classes to which they relate.
Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the straight line method and are included in interest income. Interest income is accrued daily except when collection is not expected.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on industry experience, the risk of loss from such claims is considered remote.
Note 3. Advisory Fees, Servicing Fees and Other Transactions
Investment Adviser – Popular Asset Management LLC (the “Adviser”), is the Fund’s investment adviser. The Adviser receives an advisory fee at an annual rate equal to 0.25% of the Fund’s average annual daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 1.00% of the average daily net assets of the Fund. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded. Any repayment by the Fund to the Adviser will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The expense limitation shall be in effect until at least June 30, 2025. Other service providers have voluntarily agreed to waive a portion of their fees. Other waivers are not eligible for recoupment. For the period ended June 30, 2024, fees waived and expenses reimbursed by the Adviser were as follows:
For the period ended June 30, 2024, the Adviser did not seek recoupment for any fees. As of June 30, 2024, the Fund had $341,259 in total expenses subject to recapture by the Adviser.
Distribution – Popular Securities, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of Popular, Inc., the parent company of the Adviser. The Adviser may, but is not obligated to, make a payment to the
Distributor for its service as Distributor to the Fund out of the Adviser’s advisory fee or other resources of the Adviser, The Distributor is not affiliated with Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution (12b-1) Plan (the “Plan”) for Class A Withholding Shares
and Class A Non-Withholding Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/
or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of the Class A Withholding Shares and Class A Non-Withholding Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. Apex also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to a services agreement between the Fund and Apex, the Fund pays Apex customary fees for its services.
Directors and Officers – No officer, director or employee of the Adviser or of any affiliate thereof receives any compensation from the Fund for serving as an officer or director of the Fund. The Fund will pay each director who is not an officer, director or employee of the Adviser or an affiliate thereof a fee of $1,000 per meeting attended, together with such director’s actual travel and out-of-pocket expenses relating to attendance at meetings. The three independent directors of the Fund also serve on the Fund’s
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$4,342 $336,917 $4,934 $346,193

Popular U.S. Government Money Market Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

audit committee and are paid based upon an agreed fee of $1,000 per committee meeting.
Note 4. Organization and Offering Costs
Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Organization costs are expensed as incurred. As of June 30, 2024, the Fund incurred $95,445 in organization costs that were paid by the Adviser and are subject to potential recoupment. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. As of June 30, 2024, the Fund incurred $538,837 in offering costs that were paid by the Adviser and are subject to potential recoupment. For the period ended June 30, 2024, the Fund amortized $89,807 in offering costs as presented on the accompanying Statement of Operations. The remaining $449,030 will be amortized during the
Fund’s next fiscal year.
Note 5. Risks and Uncertainties
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Interest rate risk is the risk that interest rates will rise so that the value of the Fund’s investments will fall. The Fund’s yield will tend to lag behind changes in prevailing short‐term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock‐in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full), and reduce the value of the security. This is known as extension risk, which the Fund is also subject to.
Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk, which the Fund is also subject to.
The Fund may engage in repurchase agreements, which are transactions in which the Fund sells a security to a counterparty and agrees to buy it back at a specified time and price in a specified currency. Repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver the securities when the Fund seeks to repurchase them and may be unable to replace the securities or only at a higher cost.
Note 6. Federal Tax Information
The tax character of distributions reported on the Statement of Changes in Net Assets for the period ended June 30, 2024 was as follows:
Note 7. Subsequent Events
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and had determined that no additional items require adjustment to or disclosure in the financial statements.
2024
Ordinary Income $169,015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
Popular U.S. Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Popular U.S. Government Money Market Fund (the
“Fund”), including the schedule of investments, as of June 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for the period from May 1, 2024 (Commencement of operations) to June 30, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund on June 30, 2024, the results of its operations and changes in its net assets from May
1, 2024 to June 30, 2024, and its financial highlights for the period from May 1, 2024 to June 30, 2024, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers, and others. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor for the Popular Family of Funds since 2023.
San Juan, Puerto Rico
August 29, 2024

Popular U.S. Government Money Market Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2024

Change in and Disagreements with Accountants (Item 8 of Form N-CSR)
Not applicable.
Proxy Disclosure (Item 9 of Form N-CSR)
Not applicable.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7a.
Investment Advisory Agreement Approval
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered fund’s board of directors, including a majority of those directors who are not “interested persons” of the Fund, as defined in the 1940 Act (the
“Independent Directors”), initially approve, and annually review and consider the continuation of, the Fund’s investment advisory agreement. At its organizational board meeting held on October 20, 2023 (the “Meeting”), the Board of Directors (the “Board”)
of the Fund, including each of the Independent Directors, unanimously voted to approve for an initial two-year period, a proposed investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Fund.
Preceding the Meeting, the Board reviewed written responses from the Adviser to questions posed to the Adviser by counsel to the Independent Directors on behalf of the Board and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Advisory Agreement. The
Board also considered the materials and presentations by Fund officers and representatives of the Adviser received at the Meeting concerning the Advisory Agreement.
In determining whether to approve the Advisory Agreement, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board with respect to the Advisory Agreement. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Advisory Agreement and, throughout the evaluation process, the Board was informed of its duties by legal counsel for the Fund and by independent legal counsel to the
Independent Directors.
At the meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received from the Adviser, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services to be provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding, among other things, the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of those professionals;
the capability and integrity of the Adviser’s senior management and staff; and the quality of the Adviser’s services with respect to regulatory compliance.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is financially stable and has the operational capability needed to provide high-quality investment advisory services to the Fund. The
Board considered further the Adviser’s extensive experience managing other pooled investment vehicles, including funds registered under the 1940 Act (the “Other Investment Vehicles”). Based on the presentation and the materials provided by the Adviser, the
Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund by the
Adviser under the Advisory Agreement.

Popular U.S. Government Money Market Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2024

Performance
Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund.
The Board considered the investment performance of the Adviser and the Fund’s portfolio managers, including, for purposes of considering the investment skill and experience of the Fund’s portfolio managers, performance data showing the portfolio managers’
capabilities in managing the Other Investment Vehicles. The Board noted the performance history of the Other Investment Vehicles over different time periods and evaluated the Adviser’s analysis of the Other Investment Vehicles’ performance for these time periods.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Compensation
The Board evaluated the Adviser’s proposed compensation for providing advisory services to the Fund and analyzed comparative information on “actual” advisory fee rates (i.e., after fee waivers), and actual total expenses of a group of funds identified by
Broadridge Financial Solutions (“Broadridge”) as having characteristics similar to those of the Fund. The Board received and considered a description of the methodology used by Broadridge to select the funds in the Broadridge peer group. While the Board recognized that comparisons between the Fund and its peer group may be imprecise given, among other differences, the different service levels and characteristics of the funds in the peer group and the different business model and cost structure of the Adviser, the comparative, independently selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s proposed management fee and anticipated total expense ratio.
Finally, the Board considered that the Adviser had proposed a contractual expense cap on the total expense ratio for the Fund in an effort to ensure that the expenses of the Fund remained competitive.
Based on the foregoing, the Board concluded that the Adviser’s advisory fee rates to be charged to the Fund were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the estimated costs of services and its estimated profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the anticipated costs and projected profitability of its overall fund activities. The Board considered that profits to be realized by the Adviser would be a function of the future growth in assets of the Fund and the performance of the Fund and concluded that the anticipated costs of the services to be provided and profits to be realized by the Adviser were not a material factor in approving the Advisory Agreement.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board considered the proposed fee structure, asset size, and expense cap of the Fund. In this regard, the Board noted the Adviser’s belief that the Fund will achieve further economies of scale in the future through asset growth resulting in fixed costs being spread over a larger asset pool and a larger number of shareholders. The Board concluded that the Adviser’s fee structure for the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders. The Board noted that it will have the opportunity to periodically reexamine whether the Fund has achieved any economies of scale and the appropriateness of any potential future management fee breakpoints as part of its future review of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it would not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the
Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory
Agreement.

Popular U.S. Government Money Market Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2024

Conclusion
The Board did not identify any single factor as being of paramount importance, and different Directors may have given different weight to different factors. The Board reviewed a memorandum from counsel to the Independent Directors discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

FOR MORE INFORMATION
Investment Adviser
Popular Asset Management LLC
209 Muñoz Rivera Avenue
Popular Center North Tower, 4th Floor
San Juan, Puerto Rico 00918
https://popularfunds.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Distributor
Popular Securities LLC
208 Ponce De Leon Avenue
Popular Center, Suite 1200
San Juan, Puerto Rico 00918
Popular U.S. Government Money Market Fund
Popular Center, North Building
Second Level (Fine Arts)
209 Muñoz Rivera Avenue
San Juan, Puerto Rico 00918
(787) 758-7400
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
241-ANR-0624

(b)           Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Annual Financial Statements and Other Information under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Annual Financial Statements and Other Information under Item 7(a).

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Directors from shareholders.

ITEM 16. CONTROLS AND PROCEDURES

(a)           The Principal Executive Officer and the Principal Financial Officer, in their capacities as principal executive officer and principal financial officer of the registrant, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)  Code of Ethics (filed herewith).

(a)(2)  Not applicable.

(a)(3)  Certifications pursuant to Rule 30a-2(a) and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(4)  Not applicable.

(a)(5) Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Popular U.S. Government Money Market Fund

By	/s/ Angel M. Rivera
Angel M. Rivera, President

Date	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Angel M. Rivera
Angel M. Rivera, President

Date	August 30, 2024

By	/s/ James Gallo
James Gallo, Treasurer

Date	August 30, 2024